Stockholders' Equity and Stock-based Compensation - Summary of the Warrant Activity (Details)	9 Months Ended
Mar. 31, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Beginning Balance	0
Issued	30,203,376
Exercised	(382,095)
Outstanding, Ending Balance	29,821,281